UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS

INC.

SMITH BARNEY GOVERNMENT SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2004

Smith Barney Government Securities Fund

Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
U. S. GOVERNMENT OBLIGATIONS - 21.0%
	U.S. Treasury Notes:
$17,400,000	2.750% due 7/31/06	$17,470,696
16,850,000	3.625% due 7/15/09	17,059,311
10,000,000	3.500% due 8/15/09	10,063,680
6,000,000	4.375% due 8/15/12	6,187,506
8,700,000	4.250% due 8/15/13	8,832,884
	U.S. Treasury Bonds:
23,280,000	7.250% due 5/15/16 (a)	29,312,802
6,950,000	8.125% due 8/15/21	9,640,957
25,100,000	7.250% due 8/15/22	32,326,064
27,350,000	5.500% due 8/15/28	29,408,744
7,500,000	6.125% due 8/15/29	8,743,072

	TOTAL U. S. GOVERNMENT OBLIGATIONS (Cost -$168,498,167)	169,045,716

U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.6%

U.S. Government Agency Notes - 10.4%
	Department of Housing and Urban Development, Serial Debentures, Series 2003-A:
5,000,000	5.530% due 8/1/20	5,265,725
5,000,000	5.590% due 8/1/21	5,265,980
	Federal Home Loan Bank (FHLB), Notes:
7,500,000	2.100% due 10/13/06	7,389,172
4,000,000	Series 192, 5.125% due 3/6/06	4,145,540
25,000,000	Series 444, 2.000% due 2/13/06 (b)	24,823,375
3,255,000	Series 8A07, 3.250% due 7/30/07	3,265,709
	Federal Home Loan Mortgage Corp. (FHLMC), Reference Notes:
23,300,000	5.250% due 1/15/06 (b)	24,114,242
5,000,000	Medium-Term Notes, 4.000% due 11/7/08	5,008,715
	Federal National Mortgage Association (FNMA), Benchmark Notes,
4,000,000	4.750% due 2/21/13	3,971,232

		83,249,690

U.S. Government Agency Mortgage Pass-Throughs - 44.2%
	Federal Home Loan Mortgage Corp., Gold (FHLMC):
2,639,729	15 Year, 6.500% due 6/1/16 (c)	2,795,105
17,948,523	20 Year, 6.000% due 1/1/24 (b)	18,696,789
73,104	30 Year, 6.500% due 6/1/31 (c)	76,771
2,233,774	30 Year, 6.000% due 1/1/32 (c)	2,312,796
7,634,718	30 Year, 7.000% due 7/1/32 (c)	8,103,343
12,267,665	30 Year, 5.000% due 9/1/33	12,189,987

See Notes to Schedule of Investments.

Smith Barney Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agency Mortgage Pass-Throughs - 44.2% (continued)
	Federal National Mortgage Association (FNMA):
$2,086,286	15 Year, 5.500% due 12/1/16 (c)	$2,162,437
15,703,227	15 Year, 5.000% due 1/1/19 (c)	15,995,607
11,000,000	15 Year, 4.000% due 10/19/19 (d)(e)	10,721,568
31,000,000	15 Year, 5.500% due 10/19/19 (d)(e)	32,036,578
11,531,154	20 Year, 6.000% due 11/1/22	12,026,773
36,116,076	20 Year, 5.500% due 9/1/23 (b)(c)	37,024,000
21,865,112	20 Year, 6.500% due 6/1/24	22,972,270
5,149,024	30 Year, 7.500% due 4/1/32 (c)	5,520,202
3,237,713	30 Year, 7.000% due 5/1/32 (c)	3,436,534
1,232,034	30 Year, 6.000% due 7/1/32 (c)	1,277,289
2,364,063	30 Year, 6.500% due 7/1/32 (c)	2,482,203
6,978,082	30 Year, 4.590% due 4/1/33 (f)	7,104,710
4,855,100	30 Year, 4.511% due 6/1/33 (f)	4,897,892
12,524,055	30 Year, 4.495% due 8/1/33 (f)	12,620,584
13,315,844	30 Year, 5.000% due 10/1/33	13,213,949
19,977,557	30 Year, 5.100% due 8/1/34 (f)	20,399,079
45,000,000	30 Year, 4.500% due 10/14/34 (d)(e)	43,340,625
25,000,000	30 Year, 5.500% due 10/14/34 (d)(e)	25,335,950
	Government National Mortgage Association (GNMA):
21,646	30 Year, 8.500% due 4/15/30	23,808
5,188,456	30 Year, 7.000% due 11/15/31 (c)	5,539,700
968,492	30 Year, 7.500% due 2/15/32 (c)	1,043,850
2,032,023	30 Year, 6.500% due 5/15/32 (c)	2,147,098
19,388,085	30 Year, 5.000% due 9/15/33 (c)	19,346,129
10,000,000	30 Year, 5.000% due 10/21/34 (d)(e)	9,946,880

		354,790,506

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $434,254,032)	438,040,196

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.8%
10,000,000	Bank of America Mortgage Securities, Whole Loan, Series 2003-I, Class 2A7, 3.757% due 10/25/33 (f)	9,996,432
	Countrywide Home Loan Mortgage Pass-Through Trust, Whole Loan:
7,308,171	Series 2004-J6, Class 3A1, 5.000% due 8/25/19	7,342,535
7,840,860	Series 2003-HYB1, Class 1A1, 3.801% due 5/19/33 (f)	7,795,815
	CS First Boston Mortgage Securities Corp., Whole Loan:
4,612,089	Series 2002-10, Class 2A1, 7.500% due 5/25/32	4,774,632
5,416,145	Series 2003-8, Class 5A1, 6.500% due 4/25/33	5,512,058

See Notes to Schedule of Investments.

Smith Barney Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.8% (continued)
	Fannie Mae:
$3,445,701	Series 2001-81, Class HE, 6.500% due 1/25/32	$3,621,052
	Whole Loan:
17,500,000	Series 2002-W10, Class A4, 5.700% due 8/25/42	18,223,140
5,000,000	Series 2003-W10, Class 1A4, 4.505% due 6/25/43	4,803,659
	Series 2003-W12:
15,000,000	Class 1A6, 4.500% due 6/25/43	15,121,767
14,500,000	Class 2A4, 3.350% due 6/25/43	14,404,707
15,000,000	Class 2A7, 4.680% due 6/25/43	14,714,256
	Freddie Mac:
10,000,000	Series 2178, Class PB, 7.000% due 8/15/29	10,586,304
8,235,199	Series 2334, Class KB, 6.500% due 5/15/28 (b)	8,579,517
16,992,160	Series 2446, Class KL, 6.000% due 5/15/32	17,629,546
7,000,000	Government National Mortgage Association (GNMA), Series 2001-19, Class OH, 6.500% due 5/16/31	7,438,307
2,438,314	GSR Mortgage Loan Trust, Whole Loan, Series 2003-1, Class A11, 4.279% due 3/25/33 (f)	2,460,673
5,641,508	Washington Mutual Pass-Through Certificates, Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (f)	5,644,121

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $159,025,638)	158,648,521

ASSET-BACKED SECURITIES - 0.5%
4,042,465	Fannie Mae REMIC Trust, Series 2002-W12, Class AF3, 3.462% due 2/25/33	4,047,874
120,617	Green Tree Home Improvement Loan Trust, Series 1998-D, Class HEM1, 6.710% due 8/15/29	121,561

	TOTAL ASSET-BACKED SECURITIES (Cost-$4,166,741)	4,169,435

CONTRACTS
OPTIONS PURCHASED - 0.0%
30	U.S. Treasury Notes, Put @ $112, Expire 10/22/04 (Cost - $14,646)	12,656

	SUB-TOTAL INVESTMENTS (Cost - $765,959,224)	769,916,524

See Notes to Schedule of Investments.

Smith Barney Government Securities Fund

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 14.4%
$15,574,000	Bank of America Securities LLC dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity - $15,574,792; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.625% due 2/14/05 to 10/15/14; Market value - $15,885,489)	$15,574,000
100,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc. dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $100,005,139; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.050% due 10/8/04 to 8/4/28; Market value - $102,000,700)	100,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $115,574,000)	115,574,000

	TOTAL INVESTMENTS - 110.3% (Cost - $881,533,224*)	885,490,524
	Liabilities in Excess of Other Assets - (10.3)%	(82,642,174)

	TOTAL NET ASSETS - 100.0%	$802,848,350

(a)	All or a portion of this security is held as collateral for open futures contracts and/or options written.
(b)	All or a portion of this security is segregated for “to-be-announced” securities, open futures contracts, and/or options written.
(c)	Date shown represents the last in range of maturity dates of mortgage certificates owned.
(d)	Security is traded on a “to-be-announced” basis.
(e)	Security acquired under mortgage dollar roll agreement.
(f)	Variable rate security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REMIC - Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Schedule of Options Written (unaudited)	September 30, 2004

CONTRACTS		EXPIRATION	STRIKE PRICE	VALUE

55	U.S. Treasury Notes, Call (Premiums received - $27,289)	10/22/04	$113	$27,500

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Government Securities Fund (‘Fund’), a separate investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported and U.S government and government agency obligations are valued at the mean between the bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Securities maturing within 60 days are valued at are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts - The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to the Schedule of Investments (unaudited) (continued)

(d) Option Contracts –When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

(e) Securities Traded on a When-Issued or To-Be-Announced Basis - The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, for example the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls - The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will consist of pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

(g) Investment Transactions - Security transactions are accounted for on trade date.

Notes to the Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,137,584
Gross unrealized depreciation	(4,180,284)

Net unrealized appreciation	$3,957,300

At September 30, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S Treasury Notes	60	12/20/04	$6,731,937	$6,757,500	$25,563

Contracts to Sell:
U.S Treasury Notes	207	12/20/04	22,807,257	22,925,250	(117,993)
U.S Treasury Notes	75	12/20/04	15,854,806	15,842,578	12,228

					(105,765)

Net Unrealized Loss on Open Futures Contracts					$(80,202)

The following written call option transactions occurred during the nine months ended September 30, 2004:

	# of Contracts	Premiums
Options written, outstanding at December 31, 2003	100	$127,519
Options written	305	352,464
Options closed	(201)	(242,475)
Options expired	(149)	(210,219)

Options written, outstanding at September 30, 2004	55	$27,289

Notes to the Schedule of Investments (unaudited) (continued)

During the nine months ended September 30, 2004, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $937,838,313.

At September 30, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $121,032,344.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 26, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 26, 2004